Disclosure of financial assets and financial liabilities by currency (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and financial liabilities by currency [Line Items]
Restricted cash and cash equivalents		$ 16		$ 15
Cash and cash equivalents	$ 861	861	$ 1,592	2,471	$ 2,676	$ 1,239
Financial assets at amortised cost		1,010		2,945
Borrowings	$ 7,573	7,065		5,608
Financial liabilities at amortised cost		8,230		7,067
Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net		131		456
Restricted cash and cash equivalents		16		15
Cash and cash equivalents		861		2,471
Deposits		2		3
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables		1,165		1,459
Borrowings		7,065		5,608
Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps				35
Hong Kong, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost		557		2,100
Financial liabilities at amortised cost		517		849
Hong Kong, Dollars [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net		118		386
Restricted cash and cash equivalents		0		0
Cash and cash equivalents		438		1,712
Deposits		1		2
Hong Kong, Dollars [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables		513		832
Borrowings		4		17
Hong Kong, Dollars [Member] | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps				0
United States of America, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost		284		691
Financial liabilities at amortised cost		7,063		5,598
United States of America, Dollars [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net		4		52
Restricted cash and cash equivalents		0		0
Cash and cash equivalents		280		639
Deposits		0		0
United States of America, Dollars [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables		143		137
Borrowings		6,920		5,461
United States of America, Dollars [Member] | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps				35
Macau, Patacas [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost		156		116
Financial liabilities at amortised cost		644		605
Macau, Patacas [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net		9		18
Restricted cash and cash equivalents		16		15
Cash and cash equivalents		130		82
Deposits		1		1
Macau, Patacas [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables		505		475
Borrowings		139		130
Macau, Patacas [Member] | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps				0
China, Yuan Renminbi [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost		11		9
Financial liabilities at amortised cost		5		11
China, Yuan Renminbi [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net		0		0
Restricted cash and cash equivalents		0		0
Cash and cash equivalents		11		9
Deposits		0		0
China, Yuan Renminbi [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables		3		11
Borrowings		2		0
China, Yuan Renminbi [Member] | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps				0
Other currencies
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost		2		29
Financial liabilities at amortised cost		1		4
Other currencies | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net		0		0
Restricted cash and cash equivalents		0		0
Cash and cash equivalents		2		29
Deposits		0		0
Other currencies | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables		1		4
Borrowings		$ 0		0
Other currencies | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps				$ 0